Junior Subordinated Debentures (Details) - Junior Subordinated Debt [Member] - Capital Securities [Member] $ in Millions		12 Months Ended
	Sep. 21, 2006 USD ($)	Dec. 31, 2018 QuarterlyPeriods	Dec. 31, 2017
Debt Instrument [Line Items]
Proceeds from Issuance of Subordinated Long-term Debt | $	$ 5.2
Annual Distribution Rate		3.29%
Floating basis spread on variable rate		1.70%	1.70%
Debt Instrument, Rights to Defer Interest Payments, Consecutive Quarterly Periods | QuarterlyPeriods		20